Secured Borrowings (Details) ¥ in Millions		12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Secured Borrowings [Line Items]
Term of debt	12 months
Interest expenses				¥ 39.0
Haijin Yichuang [Member]
Secured Borrowings [Line Items]
Creditor's right of certain financial receivables transferred (in Yuan Renminbi)
Minimum [Member]
Secured Borrowings [Line Items]
Interest rate related to borrowings			7.00%	7.00%	7.00%
Minimum [Member] | Yichuang Financial Leasing [Member]
Secured Borrowings [Line Items]
Remaining lease terms					1 year
Term of debt		1 year
Maximum [Member]
Secured Borrowings [Line Items]
Interest rate related to borrowings			11.00%	11.00%	11.00%
Maximum [Member] | Yichuang Financial Leasing [Member]
Secured Borrowings [Line Items]
Remaining lease terms					3 years
Term of debt		3 years